FORM N-SAR
                     SEMI-ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:    /  /    (a)
           or fiscal year ending:  12/31/00   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___



1. A. Registrant Name:  Multistate Trust
   B. File Number:  811-2774-02
   C: Telephone Number:  (860) 509-2100

2. A. Street:  90 State House Square
   B. City: Hartford      C. State:  CT       D. Zip Code: 06103

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)____N_____

   B. How many separate series or portfolios did Registrant have at the end of the period? _______N/A__________

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: Advest Inc.
        B. File Number (if any):
        C. City: Hartford     State: CT     Zip Code: 06103   Ext: ___


112.    A. Sponsor Name: Advest Inc.
        B. File Number (if any):
        C. City: Hartford  State: CT Zip Code: 06103   Ext: ___

113.    A. Trustee Name:
        B. City:       State:           Zip Code:      Ext: ___
        Foreign Country:        Foreign Postal Code:


114.    A. Principal Underwriter Name: : Advest Inc.
        B. File Number:
        C. City: Hartford  State: CT Zip Code: 06103   Ext: ___


115.    A. Independent Public Accountant Name:  BDO Seidman
        B. City: Woodbridge    State: NJ     Zip Code:        Ext:___

116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___N_____
B. Identify the family in 10 letters N/A_ __ __ __ __ __ __ __ __ __

117.    A. Is Registrant a separate account of an insurance company? (Y/N)___N_
B. Variable annuity contracts? (Y/N)____N_____
C. Scheduled premium variable life contracts? (Y/N)______N_____
D. Flexible premium variable life contracts? (Y/N)_______N_____
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)_____N_____


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:___32___


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:____0_____

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_____ 0_______

121. State the number of series for which a current prospectus was in existence at the end of the period: ____0______

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:___ 0____

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $_____0________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $________0_________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $______0_________

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $_________0__________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                   Number of       Total Assets    Total
                                   Series          ($000's         Income
                                   Investing       omitted)        Distributions
                                                                   ($000's omitted)

A.U.S. Treasury direct issue          0            $0              $0
B.U.S. Government agency              0            $0              $0
C.State and municipal tax-free       32            $13,587         $976
D.Public utility debt                 0            $0              $0
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                     0            $0              $0
F.All other corporate
  Intermed. & long-term debt          0            $0              $0
G.All other corporate short-
  Term debt                           0            $0              $0
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                  0            $0              $0
I.Investment company equity
  Securities                          0            $0              $0
J.All other equity securities         0            $0              $0
K.Other securities                    0            $0              $0
L.Total assets of all series         32            $13,587         $976
  Of Registrant

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______N_______

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)___________________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)______________________

131. Total expenses incurred by all series of Registrant during the current
Reporting period ($000's omitted)   $155

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-2774-02                       811-                       811-